Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2010-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 3-31-2012	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		4/18/2012
2	Payment Date		4/20/2012
3	Collection Period	2/26/2012	3/31/2012	35
4	Monthly Interest Period - Actual/360	3/20/2012	4/19/2012	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	345,000,000.00	—	—	—	—
7	Class A-2 Notes	297,000,000.00	—	—	—	—
8	Class A-3 Notes	488,000,000.00	176,446,521.26	36,578,084.95	139,868,436.31	0.2866156
9	Class A-4 Notes	248,800,000.00	248,800,000.00	—	248,800,000.00	1.0000000

10	Total Securities	$1,378,800,000.00	$425,246,521.26	$36,578,084.95	$388,668,436.31

			—
11	Overcollateralization	80,277,837.41	80,277,837.41		80,277,837.41

12	Adjusted Pool Balance	1,459,077,837.41	505,524,358.67	36,578,084.95	468,946,273.72

13	YSOC	$75,708,231.32	$22,840,174.45		$21,513,079.04

14	Net Pool Balance	$1,534,786,068.73	$528,364,533.12	$36,578,084.95	$490,459,352.76

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2605%	—	—	—	—
16	Class A-2 Notes	0.6600%	—	—	—	—
17	Class A-3 Notes	1.3100%	192,620.79	0.3947147	36,770,705.74	75.3498068
18	Class A-4 Notes	2.1400%	443,693.33	1.7833333	443,693.33	1.7833333

	Total Securities		636,314.12		37,214,399.07

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					22,568,869.46
20	Scheduled Interest Payments Received					1,905,864.04
21	Prepayments of Principal Received					135,492.44
22	Liquidation Proceeds					14,411,735.65
23	Recoveries Received					756,344.37
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					39,778,305.96

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					807.52

28	Total Available Funds, prior to Servicer Advances					39,779,113.48

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					39,779,113.48

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					39,779,113.48

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					440,303.78
35	Class A Noteholder Interest (Item 50)					636,314.12
36	Principal Distribution Amount (Item 75)					36,578,084.95
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					2,124,410.63

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	440,303.78	—	440,303.78

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	192,620.79	—	192,620.79
45	Class A-4 Interest	443,693.33	—	443,693.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	636,314.12	—	636,314.12

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			505,524,358.67
52	Beginning Net Pool Balance		528,364,533.12
53	Receipts of Scheduled Principal		(22,568,869.46)
54	Receipts of Prepaid Principal		(135,492.44)
55	Liquidation Proceeds		(14,411,735.65)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(789,082.81)

59	Ending Net Pool Balance		490,459,352.76
60	Yield Supplement Overcollateralization Amount		21,513,079.04

61	Adjusted Pool Balance		468,946,273.72
62	Less: Adjusted Pool Balance - End of Collection Period			468,946,273.72

63	Calculated Principal Distribution Amount			36,578,084.95

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			39,779,113.48
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			440,303.78
67	Less: Interest Paid to Noteholders (Item 35)			636,314.12
68	Less: Calculated Principal Distribution (Item 63)			36,578,084.95

69	Equals: Remaining Available Funds before Servicer Advance			2,124,410.63
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			2,124,410.63
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			36,578,084.95

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,295,389.19, and (b) the aggregate note balance)			7,295,389.19
81	Initial Reserve Account Balance			1,459,077.84
82	Beginning Reserve Account Balance			7,295,389.19
83	Plus: Net Investment Income for the Collection Period			807.52

84	Subtotal: Reserve Fund Available for Distribution			7,296,196.71
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,296,196.71
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			807.52

89	Equals: Ending Reserve Account Balance			7,295,389.19

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,534,786,068.73	490,459,352.76
92	Number of Current Contracts		68,438	42,674
93	Weighted Average Loan Rate		3.94%	3.87%
94	Average Remaining Term		54.3	31.8
95	Average Original Term		60.7	64.5
96	Monthly Prepayment Rate			1.56%

			Units	Outstanding Principal Balance

	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		44	789,082.81
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			756,344.37

100	Net Principal Losses for Current Collection Period		44	32,738.44

101	Beginning Net Principal Losses		1,115	12,465,225.49
102	Net Principal Losses for Current Collection Period		44	32,738.44

103	Cumulative Net Principal Losses		1,159	12,497,963.93

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,534,786,068.73)			0.81%

		Percentage	Units	Outstanding Principal Balance

	Delinquencies Aging Profile - End of Period:
105	Current	98.86%	42,321	484,859,719.88
106	31 - 60 Days Delinquent	1.00%	311	4,885,869.85
107	61 - 90 Days Delinquent	0.15%	42	713,763.03

108	Total	100.00%	42,674	490,459,352.76

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month